Schedule of Investments (unaudited)	iShares® MSCI Finland ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobile Components — 0.8%
Nokian Renkaat OYJ	17,964	$165,106

Banks — 17.5%
Nordea Bank Abp, New	296,242	3,641,776

Broadline Retail — 1.3%
Puuilo OYJ	13,225	151,784
Tokmanni Group Corp.	8,071	119,354
		271,138
Chemicals — 1.5%
Kemira OYJ	13,479	317,709

Communications Equipment — 9.1%
Nokia OYJ	487,415	1,906,474

Consumer Staples Distribution & Retail — 2.6%
Kesko OYJ, Class B	29,442	535,585

Containers & Packaging — 3.0%
Huhtamaki OYJ	10,803	435,347
Metsa Board OYJ, Class B	23,678	200,290
		635,637
Diversified Telecommunication Services — 3.4%
Elisa OYJ	15,054	701,450

Electric Utilities — 3.5%
Fortum OYJ	47,717	729,066

Electrical Equipment — 0.4%
Kempower OYJ(a)(b)	3,532	90,518

Health Care Equipment & Supplies — 0.6%
Revenio Group OYJ	4,119	125,990

Household Durables — 0.5%
YIT OYJ(b)	39,028	101,870

Insurance — 9.4%
Mandatum OYJ	44,876	201,670
Sampo OYJ, Class A	41,206	1,763,809
		1,965,479
IT Services — 1.2%
TietoEVRY OYJ	12,789	258,413

Leisure Products — 0.1%
Harvia OYJ	370	16,721

Machinery — 18.7%
Cargotec OYJ, Class B	4,570	380,890
Kone OYJ, Class B	17,347	885,027
Konecranes OYJ	7,648	440,133
Metso OYJ	65,765	804,267
Valmet OYJ	16,878	454,233
Wartsila OYJ Abp	44,548	934,050
		3,898,600
Security	Shares	Value

Metals & Mining — 1.0%
Outokumpu OYJ	48,638	$202,038

Oil, Gas & Consumable Fuels — 3.8%
Neste OYJ	37,892	795,514

Paper & Forest Products — 13.1%
Stora Enso OYJ, Class R	60,630	888,190
UPM-Kymmene OYJ	48,206	1,842,775
		2,730,965
Passenger Airlines — 0.1%
Finnair OYJ(a)	6,308	19,459

Pharmaceuticals — 2.3%
Orion OYJ, Class B	11,813	480,407

Real Estate Management & Development — 1.4%
Citycon OYJ	20,088	93,106
Kojamo OYJ(a)	17,261	189,492
		282,598
Software — 1.1%
QT Group OYJ(a)	2,552	225,194

Specialty Retail — 0.1%
Musti Group OYJ(a)	1,124	30,002

Textiles, Apparel & Luxury Goods — 0.6%
Marimekko OYJ	7,567	131,533

Total Long-Term Investments — 97.1%
(Cost: $22,474,397)	.	20,259,242

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.49%(c)(d)(e)	90,655	90,682

Total Short-Term Securities — 0.5%
(Cost: $90,639)	.	90,682

Total Investments — 97.6%
(Cost: $22,565,036)	.	20,349,924

Other Assets Less Liabilities — 2.4%	.	507,893

Net Assets — 100.0%	.	$20,857,817

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Finland ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$631,830	$—	$(541,234	)(a)	$148	$(62)	$90,682	90,655	$26,250	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	20,000	—	(20,000	)(a)	—	—	—	—	888		—
					$148	$(62)	$90,682		$27,138		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	10	06/21/24	$545	$1,124

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,077,289	$19,181,953	$—	$20,259,242

Schedule of Investments (unaudited) (continued)	iShares® MSCI Finland ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$90,682	$—	$—	$90,682
	$1,167,971	$19,181,953	$—	$20,349,924
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,124	$—	$1,124

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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